Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,560,000.00
Previously Paid Amount	0.00
Total Fee Amount	918.72
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 918.72
Narrative - Max Aggregate Offering Price	$ 10,560,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true